Summary of Revisions to Consolidated Statement of Operation (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended																6 Months Ended		9 Months Ended			12 Months Ended
	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cost of sales			$ 349,580		$ 369,858		$ 393,437		$ 310,141		$ 401,423		$ 429,020		$ 442,889		$ 763,295	$ 871,909	$ 1,201,815	$ 1,112,875	$ 1,273,332	$ 1,467,334	$ 1,583,473	$ 1,496,695
Gross profit	41,714	[1]	44,397	[2]	47,121	[2]	49,954	[2]	63,336	[2],[3]	38,077	[2]	44,231	[2]	50,026	[2]	97,075	94,257	143,863	141,472	132,334	183,186	195,670	162,034
Operating income			27,044		9,156		32,031		46,386		20,979		27,748		31,166		41,187	58,914	51,241	68,231	79,893	90,545	126,279	93,177
Third party interest expense									9,618		9,954		10,988		9,450			20,438	29,938	29,894	30,392	39,727	40,010	25,076
Income (loss) before provision for income taxes and equity income	12,532		17,645	[2]	(21,063)	[2],[4]	21,971	[2]	35,848	[2]	10,779	[2]	17,498	[2]	21,712	[2]	908	39,210	21,047	18,553	49,989	31,085	85,837	67,291
Provision (benefit) for income taxes			6,769		(971)		8,198		12,613		3,726		7,258		7,840		7,227	15,098	17,762	13,996	18,824	19,185	31,437	26,676
Income (loss) before equity income			10,876		(20,092)		13,773		23,235		7,053		10,240		13,872		(6,319)	24,112	3,285	4,557	31,165	11,900	54,400	40,615
Net income (loss)	7,602		11,137	[2]	(19,891)	[2]	14,047	[2]	23,570	[2]	7,280	[2]	10,268	[2]	14,170	[2]	(5,844)	24,438	4,433	5,293	31,718	12,895	55,288	42,145
Net income (loss) attributable to Global Brass and Copper Holdings, Inc.	7,501		11,032	[2]	(20,005)	[2]	13,993	[2]	23,590	[2]	7,283	[2]	10,201	[2]	14,058	[2]	(6,012)	24,259	4,205	5,020	31,542	12,521	55,132	41,633
Net income (loss) attributable to Global Brass and Copper Holdings, Inc. per common share:
Basic	$ 0.36		$ 0.52	[2]	$ (0.95)	[2]	$ 0.66	[2]	$ 1.12	[2]	$ 0.35	[2]	$ 0.48	[2]	$ 0.67	[2]	$ (0.28)	$ 1.15	$ 0.20	$ 0.24	$ 1.49	$ 0.59	$ 2.61	$ 1.97
Scenario, Previously Reported [Member]
Cost of sales			348,995		371,213		392,701		309,254		401,931		429,357		442,383		763,914	871,740		1,112,909	1,273,671		1,582,925	1,497,944
Gross profit			44,982		45,766		50,690		64,223		37,569		43,894		50,532		96,456	94,426		141,438	131,995		196,218	160,785
Operating income			27,629		7,801		32,767		47,273		20,471		27,411		31,672		40,568	59,083		68,197	79,554		126,827	91,928
Third party interest expense									9,140		10,159		11,149		9,562			20,711			30,870
Income (loss) before provision for income taxes and equity income			18,230		(22,418)		22,707		37,213		10,066		17,000		22,106		289	39,106		18,519	49,172		86,385	66,042
Provision (benefit) for income taxes			6,670		(1,247)		8,468		13,087		3,428		6,783		7,956		7,221	14,739		13,891	18,167		31,254	26,176
Income (loss) before equity income			11,560		(21,171)		14,239		24,126		6,638		10,217		14,150		(6,932)	24,367		4,628	31,005		55,131	39,866
Net income (loss)			11,821		(20,970)		14,513		24,461		6,865		10,245		14,448		(6,457)	24,693		5,364	31,558		56,019	41,396
Net income (loss) attributable to Global Brass and Copper Holdings, Inc.			11,716		(21,084)		14,459		24,481		6,868		10,178		14,336		(6,625)	24,514		5,091	31,382		55,863	40,884
Net income (loss) attributable to Global Brass and Copper Holdings, Inc. per common share:
Basic			$ 0.55		$ (1.00)		$ 0.68		$ 1.16		$ 0.33		$ 0.48		$ 0.68		$ (0.31)	$ 1.16		$ 0.24	$ 1.49		$ 2.65	$ 1.94
Scenario, Adjustment [Member]
Cost of sales			585		(1,355)		736		887		(508)		(337)		506		(619)	169		(34)	(339)		548	(1,249)
Gross profit			(585)		1,355		(736)		(887)		508		337		(506)		619	(169)		34	339		(548)	1,249
Operating income			(585)		1,355		(736)		(887)		508		337		(506)		619	(169)		34	339		(548)	1,249
Third party interest expense									478		(205)		(161)		(112)			(273)			(478)
Income (loss) before provision for income taxes and equity income			(585)		1,355		(736)		(1,365)		713		498		(394)		619	104		34	817		(548)	1,249
Provision (benefit) for income taxes			99		276		(270)		(474)		298		475		(116)		6	359		105	657		183	500
Income (loss) before equity income			(684)		1,079		(466)		(891)		415		23		(278)		613	(255)		(71)	160		(731)	749
Net income (loss)			(684)		1,079		(466)		(891)		415		23		(278)		613	(255)		(71)	160		(731)	749
Net income (loss) attributable to Global Brass and Copper Holdings, Inc.			$ (684)		$ 1,079		$ (466)		$ (891)		$ 415		$ 23		$ (278)		$ 613	$ (255)		$ (71)	$ 160		$ (731)	$ 749
Net income (loss) attributable to Global Brass and Copper Holdings, Inc. per common share:
Basic			$ (0.03)		$ 0.05		$ (0.02)		$ (0.04)		$ 0.02				$ (0.01)		$ 0.03	$ (0.01)					$ (0.04)	$ 0.03

[1]	Includes $4,775 gain from liquidation of LIFO inventory layers.
[2]	The above data have been adjusted for prior period revisions discussed in note 2, "Summary of Significant Accounting Policies" and as illustrated in note 22, "Revision of Prior Period Financial Statements (Unaudited)".
[3]	Includes $15,236 gain from liquidation of LIFO inventory layers.
[4]	Includes $19,612 loss on debt extinguishment and $19,517 profits interest compensation expense.